Organization, Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Useful Lives of Property and Equipment
The estimated useful lives of property and equipment are as follows:

	Useful Life in Years
	Shortest	Longest
Fixtures and equipment	3	10
Software	3	4
Buildings	25	30
Leasehold improvements	1	20
Property and equipment, net as of January 31, 2012 and 2011 consist of:

	January 31,
	2012	2011
	(In thousands)
Land	$3,741	$3,861
Fixtures and equipment	49,907	46,572
Software	27,702	24,055
Buildings	2,204	2,204
Leasehold improvements	13,159	11,713
	92,972	84,544
Less accumulated depreciation and amortization	(66,860)	(63,409)
	$26,112	$21,135
Total	$29,853	$24,996